Finance Income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Finance Income
12	FINANCE INCOME

	2017	2016	2015
	RMB million	RMB million	RMB million
Interest income	111	96	66
Foreign exchange difference, net (note 13(b))	2,001	—	—

	2,112	96	66